Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [abstract]
Profit / (loss) from operations attributable to equity holders of the Group	$ 412	$ (772)		$ (24,622)
Weighted average number of shares in issue (shares)	117,453	117,252		116,637
Adjustments for:
Employee share options and restricted units (shares)	261	645		1,198
Weighted average number of shares for diluted earnings per share (shares)	117,714	117,897		117,835
Diluted (loss) / earnings per share from operations (USD per share)	$ 0.003	$ (0.007)	[1]	$ (0.211)	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.